Financial Instruments / Risk Management	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments / Risk Management
21.
FINANCIAL INSTRUMENTS / RISK MANAGEMENT

Categories of financial instruments:

As indicated in Note 3, all financial assets and liabilities are shown at amortized cost, except for warrant liabilities that are held at fair value. The following table shows the carrying amounts of financial assets and liabilities:

in CHF thousands
Financial assets	As of December 31, 2023	As of December 31, 2022
Financial assets - non-current	45	50
Other current assets, excluding prepaids	328	166
Accrued income	876	912
Short-term financial assets	53,324	-
Cash and cash equivalents	38,327	19,786
Total	92,900	20,914

in CHF thousands
Financial liabilities	As of December 31, 2023	As of December 31, 2022
Trade payables	7,596	3,867
Accrued expenses and other payables	5,948	8,011
Lease liabilities	605	633
Warrant liabilities	5,370	-
Long-term financial debt related to preferred shares/accrued dividend	-	122,449
Total	19,519	134,960

Below is the net debt table of liabilities from financing activities:

in CHF thousands	Preferred shares	Leasing	Warrant liabilities	Total
Net debt as of December 31, 2021	(113,502)	(770)	-	(114,272)
Cashflows	(2,030)	204	-	(1,825)
Interest calculated on Series B & C shares	(6,343)	-	-	(6,343)
Transaction costs related to 2021	54	-	-	54
Interest calculated on leases	-	(45)	-	(45)
Indexation for the period	-	(70)	-	(70)
FX revaluation	(628)	48	-	(580)
Net debt as of December 31, 2022	(122,449)	(633)	-	(123,082)
Cashflows	-	200	-	200
Interest calculated on Series B & C shares	(1,266)	-	-	(1,266)
Issuance of warrants	-	-	(2,136)	(2,136)
Fair value (gain)/loss on warrant liability	-	-	(3,431)	(3,431)
Exercise of public and private warrants	-	-	197	197
Addition of US lease	-	(118)	-	(118)
Interest calculated on leases	-	(42)	-	(42)
Indexation for the period	-	(47)	-	(47)
FX revaluation	(1,087)	35	-	(1,052)
Conversion of Legacy Oculis preferred shares into Oculis ordinary shares	124,802	-	-	124,802
Net debt as of December 31, 2023	-	(605)	(5,370)	(5,975)

Fair values

Due to their short-term nature, the carrying value of cash and cash equivalents, short-term financial assets, other current assets, excluding prepaids, accrued income, trade payables and accrued expenses and other payables approximates their fair value.

The warrant liabilities are measured at fair value on a recurring basis, refer to Note 3.

Legacy Oculis preferred shares, presented as long-term financial debt as described in Note 15, had been converted into Oculis ordinary shares. The conversion occurred in March 2023. As of December 31, 2022, the fair value of preferred shares was determined from similar or identical instruments issued by the Company. This level 2 value resulted in a fair value of CHF 115.7 million compared to a book value of CHF 122.4 million.

Risk assessment

Since 2018 the Company implemented an Internal Control System (ICS), which includes a risk assessment. The ultimate responsibility of the risk management is of the Board of Directors and a yearly review takes place during one of the Board of Directors meetings.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

As of December 31, 2023, if the listed price of the warrants had moved by 5% with all other variables held constant, the net loss for the period would have been lower/higher by CHF 0.3 million. As of December 31, 2022, the Company did not hold any warrant liabilities.

Foreign currency risks

Since 2020, Oculis has established a presence in the U.S., France and Hong Kong with local currencies in U.S. Dollar (USD), Euro (EUR) and Hong Kong Dollar (HKD), respectively. In 2023, foreign currency risks primarily relate to cash and cash equivalents, short term financial assets, prepaid expenses, trade payables and accrued expenses denominated in U.S. Dollar and Euro, with immaterial amounts recorded in ISK and HKD.

The following table demonstrates the impact of a possible change in USD and EUR against CHF in regard to monetary assets and liabilities denominated in local functional currencies, as well as the impact of foreign currency risk on the Company's consolidated net loss:

	As of December 31, / For the years ended
in CHF thousands	2023		2022
Change in rate	Net exposure in CHF	Impact on loss	Net exposure in CHF	Impact on loss
+5.0% USD	21,667	1,083	9 577	479
-5.0% USD	21,667	(1,083)	9 577	(479)
+5.0% EUR	4,049	202	2,176	109
-5.0% EUR	4,049	(202)	2,176	(109)

Interest rate risk

The Company’s long-term financial debt, which resulted from the issuance of preferred shares as indicated in Note 15, bore a deemed interest resulting from the preferred dividend, due under certain circumstances, at a fixed rate of 6.0% per year until their conversion on March 2, 2023 in connection with the Business Combination. The other financial instruments of the Group are not bearing interest and are therefore not subject to interest rate risk.

Hedging activities

There are no hedging activities within the Group.

Credit risk

As of December 31, 2023, the maximum exposure is the carrying amount of the Company’s cash, cash equivalents and short-term financial assets are mainly held with two financial institutions, each with a high credit rating of A+ assigned by international credit-rating agencies. Management focuses on diversification strategies and monitors counterparties’ ratings to minimize exposure.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Liquidity management is performed by Group finance based on cash flow forecasts which are prepared on a rolling basis and focuses mainly on ensuring that the Group has sufficient cash to meet its operational needs. The Group’s liquidity needs have been historically satisfied through the issuance of preferred shares, the Business Combination, PIPE and CLA financings, and the follow-on offering, discussed further in Note 5.

All of the Company’s financial instruments, except long-term financial debt and the long-term portion of the lease liabilities are due within one year.

in CHF thousands	As of December 31, 2023	Less than one year	Over one year	As of December 31, 2022	Less than one year	Over one year
Trade payables	7,596	7,596	-	3,867	3,867
Accrued expenses and other payables	5,948	5,948	-	8,011	8,011	-
Long-term financial debt	-	-	-	170,988	-	170,988
Lease liability	681	210	471	743	149	594
Total	14,225	13,754	471	183,609	12,027	171,582

Long-term financial debt as of December 31, 2022 resulted from the issuance of preferred shares as indicated in Note 15.

Capital management

Since its incorporation, the Group has primarily funded its operations through capital increases, and at the current development stage, the Group frequently raises new funds to finance its projects. Refer to Notes 15 and 16 for further details.